Retirement-Related Benefits (Reconciliation of Level 3 Assets) (Details 10) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
U.S. Defined Benefit Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	$ 55,772	$ 53,954
Fair value of plan assets, balance at end of period	51,716	55,772
Non-U.S. Defined Benefit Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	39,543	39,464
Foreign exchange impact	(3,004)	(4,049)
Fair value of plan assets, balance at end of period	35,748	39,543
Level 3 | U.S. Defined Benefit Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	7,437	7,968
Return on assets held at end of year	(377)	238
Return on assets sold during the year	889	531
Purchases, sales and settlements, net	(1,399)	(1,302)
Transfers, net	(6)	2
Fair value of plan assets, balance at end of period	6,544	7,437
Level 3 | U.S. Defined Benefit Pension Plans | Government and Related
Change in plan assets
Fair value of plan assets, balance at beginning of period		1
Transfers, net		(1)
Level 3 | U.S. Defined Benefit Pension Plans | Corporate Bonds
Change in plan assets
Fair value of plan assets, balance at beginning of period	4	5
Return on assets held at end of year	0	0
Return on assets sold during the year	1	0
Purchases, sales and settlements, net	(5)	0
Transfers, net	2	(1)
Fair value of plan assets, balance at end of period	2	4
Level 3 | U.S. Defined Benefit Pension Plans | Mortgage and Asset-Backed Securities
Change in plan assets
Fair value of plan assets, balance at beginning of period	20	19
Return on assets held at end of year	0	0
Return on assets sold during the year	0	0
Purchases, sales and settlements, net	(2)	(3)
Transfers, net	(8)	4
Fair value of plan assets, balance at end of period	10	20
Level 3 | U.S. Defined Benefit Pension Plans | Fixed Income Commingled/Mutual Funds
Change in plan assets
Fair value of plan assets, balance at beginning of period	295	274
Return on assets held at end of year	9	21
Return on assets sold during the year	0
Purchases, sales and settlements, net	98
Fair value of plan assets, balance at end of period	401	295
Level 3 | U.S. Defined Benefit Pension Plans | Hedge Funds
Change in plan assets
Fair value of plan assets, balance at beginning of period	889	860
Return on assets held at end of year	23	28
Fair value of plan assets, balance at end of period	912	889
Level 3 | U.S. Defined Benefit Pension Plans | Private Equity
Change in plan assets
Fair value of plan assets, balance at beginning of period	3,287	3,771
Return on assets held at end of year	(199)	(10)
Return on assets sold during the year	429	332
Purchases, sales and settlements, net	(727)	(807)
Transfers, net	0
Fair value of plan assets, balance at end of period	2,790	3,287
Level 3 | U.S. Defined Benefit Pension Plans | Private Real Estate
Change in plan assets
Fair value of plan assets, balance at beginning of period	2,942	3,038
Return on assets held at end of year	(210)	197
Return on assets sold during the year	460	199
Purchases, sales and settlements, net	(763)	(492)
Fair value of plan assets, balance at end of period	2,429	2,942
Level 3 | Non-U.S. Defined Benefit Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	1,429	1,110
Return on assets held at end of year	47	138
Return on assets sold during the year	107	34
Purchases, sales and settlements, net	88	155
Transfers, net		102
Foreign exchange impact	(91)	(110)
Fair value of plan assets, balance at end of period	1,580	1,429
Level 3 | Non-U.S. Defined Benefit Pension Plans | Government and Related
Change in plan assets
Fair value of plan assets, balance at beginning of period	32	42
Return on assets held at end of year	(2)	3
Return on assets sold during the year	0	0
Purchases, sales and settlements, net	(10)	(8)
Foreign exchange impact	(3)	(5)
Fair value of plan assets, balance at end of period	16	32
Level 3 | Non-U.S. Defined Benefit Pension Plans | Corporate Bonds
Change in plan assets
Fair value of plan assets, balance at beginning of period	1	4
Return on assets held at end of year	0	0
Return on assets sold during the year	0	0
Purchases, sales and settlements, net	3	(3)
Foreign exchange impact	0	0
Fair value of plan assets, balance at end of period	4	1
Level 3 | Non-U.S. Defined Benefit Pension Plans | Private Equity
Change in plan assets
Fair value of plan assets, balance at beginning of period	513	410
Return on assets held at end of year	(25)	26
Return on assets sold during the year	62	46
Purchases, sales and settlements, net	73	75
Transfers, net		0
Foreign exchange impact	(42)	(45)
Fair value of plan assets, balance at end of period	582	513
Level 3 | Non-U.S. Defined Benefit Pension Plans | Private Real Estate
Change in plan assets
Fair value of plan assets, balance at beginning of period	664	655
Return on assets held at end of year	45	83
Return on assets sold during the year	46	(12)
Purchases, sales and settlements, net	(62)	(13)
Foreign exchange impact	(31)	(49)
Fair value of plan assets, balance at end of period	661	664
Level 3 | Non-U.S. Defined Benefit Pension Plans | Other Commingled/Mutual Funds
Change in plan assets
Fair value of plan assets, balance at beginning of period	220
Return on assets held at end of year	28	26
Purchases, sales and settlements, net	84	104
Transfers, net		102
Foreign exchange impact	(15)	(12)
Fair value of plan assets, balance at end of period	$ 317	$ 220